Cover	Dec. 18, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 18, 2020
Entity Registrant Name	ZOGENIX, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34962
Entity Tax Identification Number	20-5300780
Entity Address, Address Line One	94608
City Area Code	510
Local Phone Number	550-8300
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ZGNX
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001375151
Entity Address, Address Line One	5959 Horton Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA